Prepaid Expenses and Other Current Assets (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of September 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid insurance	$1,730	$1,530
Prepaid marketing	292	387
Prepaid software	1,954	2,406
Other prepaid expenses and other current assets	2,433	1,655
Total	$6,409	$5,978

The Company capitalizes implementation costs incurred in cloud computing arrangements that are service contracts if they meet certain requirements. Those requirements are similar to the requirements for capitalizing implementation costs incurred to develop internal-use software. Amortization is computed using the straight-line method over the term of the associated hosting arrangement. These implementation costs are classified on the balance sheet in prepaid and other current assets, and the related cash flows are presented as cash outflows from operations. Impairment is recognized and measured when it is no longer probable that the computer software project will be completed and placed in service.

10.	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid insurance	$1,530	$2,869
Prepaid marketing	387	2,321
Prepaid software	2,406	2,762
Other prepaid expenses and other current assets	1,655	1,010
	$5,978	$8,962
The Company capitalizes implementation costs incurred in cloud computing arrangements that are service contracts if they meet certain requirements. Those requirements are similar to the requirements for capitalizing implementation costs incurred to develop internal-use software. Amortization is computed using the straight-line method over the term of the associated hosting arrangement. These implementation costs are classified on the balance sheet in prepaid and other current assets, and the related cash flows are presented as cash outflows from operations. Impairment is recognized and measured when it is no longer probable that the computer software project will be completed and placed in service.
No impairment charge was recognized during the year ended December 31, 2023, related to certain capitalized implementation costs for a cloud computing arrangement that was abandoned. The Company recognized an impairment charge of $0.8 million during the year ended December 31, 2022, related to certain capitalized implementation costs for a cloud computing arrangement that was abandoned.